UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 431 N. Pennsylvania Street Indianapolis, IN 46204
(Address of principal executive offices) (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

**Item 1. Schedule of Investments.**

**ACM Convertible Securities Fund**
**Schedule of Investments**
**September 30, 2005**
**(Unaudited)**

| Common Stocks - 74.91% | Shares | Value |
|---|---|---|
| **Biological Products - 31.59%** | | |
| Genzyme Corp. (a) | 16,500 | $ 1,182,060 |
| Gilead Sciences, Inc. (a) | 16,170 | 788,449 |
| | | 1,970,509 |
| **Computer Storage Devices - 5.41%** | | |
| Sandisk Corp. (a) | 7,000 | 337,750 |
| **Radio, TV Broadcasting & Communications Equipment - 19.16%** | | |
| QUALCOMM, Inc. | 26,700 | 1,194,825 |
| **Semiconductors & Related Devices - 15.84%** | | |
| Analog Devices, Inc. | 26,600 | 987,924 |
| **Services - Prepackaged Software - 2.91%** | | |
| Symantec Corp. (a) | 8,000 | 181,280 |
| **TOTAL COMMON STOCKS (Cost $1,379,063)** | | 4,672,288 |
| | **Principal Amount** | |
| **Convertible Corporate Bonds - 25.06%** | | |
| **Miscellaneous Manufacturing Industries - 3.80%** | | |
| International Game Technology, 0.000%, 01/29/2033 | $ 200,000 | 128,000 |
| Shuffle Master, Inc., 1.250%, 04/15/2024 | 100,000 | 108,875 |
| | | 236,875 |
| **Pharmaceutical Preparations - 7.65%** | | |
| Celgene Corp., 1.750%, 06/01/2008 | 140,000 | 320,775 |
| TEVA Pharmaceutical Finance BV, 0.750%, 11/15/2022 | 100,000 | 156,375 |
| | | 477,150 |
| **Retail - Radio, TV & Consumer Electronics Stores - 1.84%** | | |
| Guitar Center, Inc., 4.000%, 07/15/2013 | 70,000 | 114,713 |
| **Services - Computer Programming, Data Processing, Etc. - 9.36%** | | |
| GTECH Holdings Corp., 1.750%, 12/15/2021 | 250,000 | 584,062 |
| **Telephone & Telegraph Apparatus - 2.41%** | | |
| Comverse Technology, Inc., 0.000%, 05/15/2023 | 100,000 | 150,125 |
| **TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,101,112)** | | 1,562,925 |
| | **Shares** | |
| **Money Market Securities - 0.06%** | | |
| Huntington Money Market Fund - Investment Shares, 2.56%, (b) | 3,568 | 3,568 |
| **TOTAL MONEY MARKET SECURITIES (Cost $3,568)** | | 3,568 |
| **TOTAL INVESTMENTS (Cost $2,483,743) - 100.03%** | | $ 6,238,781 |
| **Liabilities in excess of other assets - (0.03)%** | | (2,042) |
| **TOTAL NET ASSETS - 100.00%** | | $ 6,236,739 |

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the rate at September 30, 2005.

| **Tax Related** | |
|---|---|
| Unrealized appreciation | $ 3,771,727 |
| Unrealized depreciation | (16,689) |
| Net unrealized appreciation | $ 3,755,038 |
| | |
| Aggregate cost of securities for income tax purposes | $ 2,483,743 |

*Securities Valuation* - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

*Security Transactions and Related Income*- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

**GJMB Growth Fund**
**Schedule of Investments**
**September 30, 2005 (Unaudited)**

| **Common Stocks - 77.14%** | **Shares** | **Value** |
|---|---|---|
| **Beverages - 4.02%** | | |
| Coca Cola Co. | 12,000 | $ 518,280 |
| **Computers & Office Equipment - 3.73%** | | |
| International Business Machines Corp. | 6,000 | 481,320 |
| **Converted Paper & Paperboard Products - 3.98%** | | |
| 3M Co. | 7,000 | 513,520 |
| **Electronic & Other Electrical Equipment - 3.92%** | | |
| General Electric Co. | 15,000 | 505,050 |
| **Federal & Federally-Sponsored Credit Agencies - 2.61%** | | |
| Federal National Mortgage Association (Fannie Mae) | 7,500 | 336,150 |
| **Fire, Marine & Casualty Insurance - 5.28%** | | |
| American International Group | 11,000 | 681,560 |
| **Malt Beverages - 7.68%** | | |
| Anheuser-Busch Companies, Inc. | 23,000 | 989,920 |
| **Motorcycles, Bicycles & Parts - 3.00%** | | |
| Harley Davidson, Inc. | 8,000 | 387,520 |
| **National Commercial Banks - 5.60%** | | |
| Bank of America Corp. | 8,500 | 357,850 |
| Citigroup, Inc. | 8,000 | 364,160 |
| | | 722,010 |
| **Paper Mills - 3.46%** | | |
| Kimberly-Clark Corp. | 7,500 | 446,475 |
| **Petroleum Refining - 11.44%** | | |
| BP Plc. (a) | 7,500 | 531,375 |
| Royal Dutch Petroleum Co. (a) | 6,000 | 393,840 |
| ChevronTexaco Corp. | 8,500 | 550,205 |
| | | 1,475,420 |
| **Pharmaceutical Preparations - 5.81%** | | |
| Bristol-Myers Squibb Co. | 13,000 | 312,780 |
| Pfizer, Inc. | 17,500 | 436,975 |
| | | 749,755 |
| **Radio & TV Broadcasting & Communications - 3.12%** | | |
| Qualcomm, Inc. | 9,000 | 402,750 |
| **Savings Institutions, Not Federally Chartered - 3.95%** | | |
| Washington Mutual, Inc. | 13,000 | 509,860 |
| **Services - Prepackaged Software - 2.59%** | | |
| Microsoft Corp. | 13,000 | 334,490 |

**GJMB Growth Fund**
**Schedule of Investments - continued**
**September 30, 2005 (Unaudited)**

| **Common Stocks - 77.14% - continued** | **Shares** | | **Value** |
|---|---|---|---|
| **Telephone Communications - 6.95%** | | | |
| SBC Communications, Inc. | 19,000 | $ | 455,430 |
| Verizon Communications, Inc. | 13,500 | | 441,315 |
| | | | 896,745 |
| **TOTAL COMMON STOCKS (Cost $9,814,554)** | | | 9,950,825 |
| **Money Market Securities - 19.41%** | | | |
| Huntington Money Market Fund - Investment Shares, 2.56%, (b) | 2,503,230 | | 2,503,230 |
| **TOTAL MONEY MARKET SECURITIES (Cost $2,503,230)** | | | 2,503,230 |
| **TOTAL INVESTMENTS (Cost $12,317,784) - 96.55%** | | $ | 12,454,055 |
| **Other assets in excess of liabilities - 3.45%** | | | 445,054 |
| **TOTAL NET ASSETS - 100.00%** | | $ | 12,899,109 |

(a) American Depositary Receipt.
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2005.

| **Tax Related** | | |
|---|---|---|
| Unrealized appreciation | $ | 402,992 |
| Unrealized depreciation | | (266,721) |
| Net unrealized appreciation | | 136,271 |
| Aggregate cost of securities for income tax purposes | $ | 12,317,784 |

**GJMB Growth Fund**
**Related Notes to the Schedule of Investments**
**September 30, 2005 (Unaudited)**

*Securities Valuation* - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

*Security Transactions and Related Income* - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

**Crawford Dividend Growth Fund**
**Schedule of Investments**
**September 30, 2005**
**(Unaudited)**

| Common Stocks - 96.44% | Shares | Value |
|---|---|---|
| **Accident & Health Insurance - 3.53%** | | |
| AFLAC, Inc. | 22,975 | $ 1,040,767 |
| **Computer & Office Equipment - 3.40%** | | |
| International Business Machines Corp. | 12,500 | 1,002,750 |
| **Construction, Mining & Materials Handling Machinery & Equipment - 3.50%** | | |
| Dover Corp. | 25,300 | 1,031,987 |
| **Electronic & Other Electrical Equipment - 3.44%** | | |
| General Electric Co. | 30,100 | 1,013,467 |
| **Fire, Marine & Casualty Insurance - 3.47%** | | |
| American International Group | 16,500 | 1,022,340 |
| **Food and Kindred Products - 3.20%** | | |
| Sara Lee Corp. | 49,700 | 941,815 |
| **Household Furniture - 2.83%** | | |
| Leggett & Platt, Inc. | 41,300 | 834,260 |
| **Malt Beverages - 3.23%** | | |
| Anheuser-Busch Co. | 22,100 | 951,184 |
| **Millwood, Veneer, Plywood & Structural Wood Members - 3.50%** | | |
| Masco Corp. | 33,600 | 1,030,848 |
| **Motorcycles, Bicycles & Parts - 3.25%** | | |
| Harley-Davidson, Inc. | 19,800 | 959,112 |
| **National Commercial Banks - 12.15%** | | |
| Bank of America Corp. | 23,250 | 978,825 |
| Citigroup, Inc. | 23,250 | 1,058,340 |
| MBNA Corp. | 23,875 | 588,280 |
| U.S. Bancorp | 34,000 | 954,720 |
| | | 3,580,165 |
| **Perfumes, Cosmetics & Other Toilet Preparations - 3.44%** | | |
| Colgate Palmolive Co. | 19,200 | 1,013,568 |
| **Petroleum Refining - 7.22%** | | |
| ChevronTexaco Corp. | 16,450 | 1,064,808 |
| Exxon Mobil Corp. | 16,750 | 1,064,295 |
| | | 2,129,103 |

**Crawford Dividend Growth Fund**
**Schedule of Investments - continued**
**September 30, 2005**
**(Unaudited)**

| **Common Stocks - 96.44% - continued** | **Shares** | **Value** |
|---|---|---|
| **Pharmaceutical Preparations - 10.02%** | | |
| Abbott Laboratories, Inc. | 22,550 | $ 956,120 |
| Johnson & Johnson | 15,825 | 1,001,406 |
| Pfizer, Inc. | 39,900 | 996,303 |
| | | 2,953,829 |
| **Public Building & Related Furniture - 3.43%** | | |
| Johnson Controls, Inc. | 16,300 | 1,011,415 |
| **Real Estate Investment Trusts - 3.30%** | | |
| Cousins Properties, Inc. | 32,225 | 973,840 |
| **Retail - Lumber & Other Building Materials Dealers - 3.26%** | | |
| Home Depot, Inc. | 25,200 | 961,128 |
| **Retail - Variety Stores - 6.60%** | | |
| Family Dollar Stores, Inc. | 49,425 | 982,075 |
| Wal Mart Stores, Inc. | 22,000 | 964,040 |
| | | 1,946,115 |
| **Ship, Boat Building & Repairing - 3.43%** | | |
| General Dynamics Corp. | 8,450 | 1,010,198 |
| **Surety Insurance - 3.47%** | | |
| AMBAC Financial Group, Inc. | 14,200 | 1,023,252 |
| **Telephone Communications - 3.33%** | | |
| SBC Communications, Inc. | 41,000 | 982,770 |
| **Wholesale - Durable Goods - 3.44%** | | |
| Grainger W W, Inc. | 16,100 | 1,013,012 |
| **TOTAL COMMON STOCKS (Cost $28,414,115)** | | 28,426,925 |
| **Money Market Securities - 4.69%** | | |
| Huntington Money Market Fund - Investment Shares, 2.56%, (a) | 1,383,033 | 1,383,033 |
| **TOTAL MONEY MARKET SECURITIES (Cost $1,383,033)** | | 1,383,033 |
| **TOTAL INVESTMENTS (Cost $29,797,148) - 101.13%** | | $ 29,809,958 |
| **Liabilities in excess of other assets - (1.13)%** | | (334,243) |
| **TOTAL NET ASSETS - 100.00%** | | $ 29,475,715 |

(a) Variable rate security; the coupon rate shown represents the rate at September 30, 2005.

| **Tax Related** | |
|---|---|
| Unrealized appreciation | $ 1,341,518 |
| Unrealized depreciation | (1,328,708) |
| Net unrealized appreciation | $ 12,810 |
| | |
| Aggregate cost of securities for income tax purposes | $ 29,797,148 |

*Securities Valuations* - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

*Security Transactions and Related Income* - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

**Item 2. Controls and Procedures.**

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of October 5, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

**Item 3. Exhibits.**

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

**SIGNATURES**

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
*_______/s/ Anthony J. Ghoston__________________________________________
Anthony J. Ghoston, President

Date_____November 29, 2005__________________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*_____/s/ Anthony J. Ghoston____________________________________________
Anthony J. Ghoston, President

Date____November 29, 2005___________________________________________

By
*________/s/ Freddie Jacobs, Jr.__________________________________________
Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Date___November 29, 2005____________________________________________